Financial Risk Management - Summary of Holding of Treasury Shares (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Holding Of Treasury Shares [Line Items]
Beginning balance (Nominal value)	€ 146	€ 149
Transferred under stock incentive programs (Nominal Value)	(33)	(3)
Ending balance (Nominal Value)	€ 113	€ 146
Beginning balance (Holding)	1,093,054	1,113,152
Transferred under stock incentive programs (Holding)	(247,167)	(20,098)
Ending balance (Holding)	845,887	1,093,054
Beginning balance (Holding in % of total outstanding shares)	1.90%	0.00%
Transferred under stock incentive programs (Holding in 1% total outstanding shares)	0.00%	0.00%
Ending balance (Holding in % of total outstanding shares)	1.40%	1.90%